Long-term Commitments (Operating Lease Agreements) (Details) $ in Millions	Dec. 31, 2017 USD ($)
Gross Rental Commitments
2018, Gross Rental Commitments	$ 355
2019, Gross Rental Commitments	316
2020, Gross Rental Commitments	291
2021, Gross Rental Commitments	226
2022, Gross Rental Commitments	207
Subsequent years, Gross Rental Commitments	773
Rental from Subleases
2018, Rentals from Subleases	41
2019, Rentals from Subleases	34
2020, Rentals from Subleases	31
2021, Rentals from Subleases	3
2022, Rentals from Subleases	1
Subsequent years, Rentals from Subleases	1
Net Rental Commitments
2018, Net Rental Commitments	314
2019, Net Rental Commitments	282
2020, Net Rental Commitments	260
2021, Net Rental Commitments	223
2022, Net Rental Commitments	206
Subsequent years, Net Rental Commitments	$ 772